SUMMARIZED FINANCIAL INFORMATION FOR PARTLY OWNED SUBSIDIARY - Disclosure of operating results for partly owned subsidiary (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Summarized Financial Information For Partly Owned Subsidiary [Line Items]
Revenues	$ 15,890	$ 9,074
Net loss	(28,734)	(7,419)
Other comprehensive income (loss)	990	290
Total comprehensive income (loss)	(27,744)	(7,129)
Focus Medical Herbs Ltd [Member]
Disclosure Of Summarized Financial Information For Partly Owned Subsidiary [Line Items]
Revenues	13,823	8,421
Net loss	968	(324)
Other comprehensive income (loss)	(22)	(29)
Total comprehensive income (loss)	$ 946	$ (353)